Employee benefits - Composition (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Presented as non-current liabilities:
Present value of obligations (see section (f) below)	$ 54.1	$ 52.9
Fair value of the plan assets (see section (f) below)	(27.1)	(26.8)
Recognized liability for defined benefit obligations	27.0	26.1
Termination benefit-liability for early retirement	4.7	6.6
Other long-term benefits	14.4	12.5
Total non-current	46.1	45.2
Presented as current liabilities:
Liability for annual leave	11.8	9.0
Current portion of liability for early retirement	2.3	2.8
Total current	14.1	11.8
Total employee benefits	$ 60.2	$ 57.0